Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Compensation Committee’s practice to generally avoid granting equity awards during periods in which there is undisclosed material non-public information about the Company. In fiscal year 2025, we did not grant new awards of stock options to our NEOs during the time period outlined in Item 402(x) of Regulation S-K.
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false